Expense Example - FidelityLimitedTermSecuritizedCompletionFund-PRO - FidelityLimitedTermSecuritizedCompletionFund-PRO - Fidelity Limited Term Securitized Completion Fund - Fidelity Limited Term Securitized Completion Fund
Oct. 30, 2024 USD ($)
Expense Example:
1 year	none
3 years	none